Other income (expense) and finance costs - Finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other income & finance costs [Line Items]
Other interest and financing costs	$ 2,189	$ 4,131
Senior secured notes redemption premium	0	21,400
Amortization of discount and transaction costs due to early redemption of debt	0	9,700
Interest expense on lease liabilities	1,642	2,003
Asset retirement obligation accretion	1,980	1,388
Finance costs	41,625	71,785
Senior Notes due 2029
Disclosure of other income & finance costs [Line Items]
Capitalized interest paid	31,385	11,008
Senior Secured Notes due 2024
Disclosure of other income & finance costs [Line Items]
Capitalized interest paid	0	17,014
Term loan
Disclosure of other income & finance costs [Line Items]
Capitalized interest paid	0	2,456
Redemption option derivative asset
Disclosure of other income & finance costs [Line Items]
Loss on redemption option derivative	$ 4,429	$ 2,685